Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 3,799	$ 4,217
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(513)	(815)
Tax-exempt income from securities	(364)	(310)
Tax rate change	6	29
Other	24	(78)
Income taxes (recoveries)	$ 2,952	$ 3,043
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	26.40%	26.50%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(3.60%)	(5.10%)
Tax-exempt income from securities	(2.50%)	(1.90%)
Tax rate change		0.10%
Other	0.20%	(0.50%)
Income taxes in Consolidated Statements of Income / effective tax rate	20.50%	19.10%